Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE	$ 380,767	$ 408,960	$ 1,856,564	$ 1,016,962
COST OF REVENUE	(128,359)	(73,431)	(666,042)	(297,333)
GROSS PROFIT	252,408	335,529	1,190,522	719,629
SELLING	(76,098)	(114,611)	(361,414)	(394,682)
COMMISSION	(33,942)	(114,109)	(405,351)	(316,267)
GENERAL AND ADMINISTRATIVE	(596,253)	(379,041)	(1,957,023)	(1,745,734)
PROVISION FOR DOUBTFUL ACCOUNTS				(121,514)
TOTAL OPERATING EXPENSES	(706,293)	(607,761)	(2,723,788)	(2,578,197)
LOSS FROM OPERATIONS	(453,885)	(272,232)	(1,533,266)	(1,858,568)
OTHER INCOME (EXPENSES)
Other expenses, net	8,366	11,485	(79,539)	(68,323)
Interest income	3,183	4,725	16,190	25,570
Unrealized holding loss on marketable securities	4,920	(17,670)	(73,519)	(505,231)
Dividend income from marketable securities				(18,939)
Exchange loss, net	(876)	(16,466)
TOTAL OTHER EXPENSES, NET	15,593	(17,926)	(136,868)	(529,045)
LOSS BEFORE INCOME TAXES	(438,292)	(290,158)	(1,670,134)	(2,387,613)
BENEFIT OF (PROVISION FOR) INCOME TAXES	4,217	(8,288)	4,055	(137,067)
NET LOSS	(434,075)	(298,446)	(1,666,079)	(2,524,680)
LESS: NET (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(8,235)	651	20,820	(436)
NET LOSS ATTRIBUTABLE TO AGAPE ATP CORPORATION	(425,840)	(299,097)	(1,686,899)	(2,524,244)
NET LOSS	(434,075)	(298,446)	(1,666,079)	(2,524,680)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	2,077	(12,023)	(84,132)	(87,615)
TOTAL COMPREHENSIVE LOSS	(431,998)	(310,469)	(1,750,211)	(2,612,295)
Less: Comprehensive income (loss) attributable to non-controlling interests	(8,219)	1	20,849	(433)
COMPREHENSIVE LOSS ATTRIBUTABLE TO AGAPE ATP CORPORATION	$ (423,779)	$ (310,468)	$ (1,771,060)	$ (2,611,862)
LOSS PER SHARE
Basic and diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	75,452,012	123,231,575	87,822,337	376,216,452
Dividend income from marketable securities				$ 18,939
NET (INCOME) LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	$ 8,235	$ (651)	$ (20,820)	$ 436